Consolidated statements of financial position - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Assets
Cash and cash equivalents	R$ 4,555,177	R$ 4,499,588
Marketable securities	3,853,343	1,291,580
Trade receivables	1,277,766	1,130,624
Derivative financial instruments	317,763	20,654
Inventories	663,061	630,752
Receivables from related parties	30,059	58,517
Income tax receivable	312,274	364,980
Other current tax receivable	327,410	178,856
Dividends receivable	13,466	144,160
Other financial assets	1,340,000
Other current assets	343,617	449,298
Total current assets	13,033,936	8,769,009
Trade receivables	44,654	54,806
Restricted cash	225,634	200,999
Deferred tax assets	1,636,080	1,490,002
Receivables from related parties	169,755	183,740
Income tax receivable	247,996	121,376
Other non-current tax receivable	778,820	739,849
Judicial deposits	766,107	714,684
Derivative financial instruments	844,450	730,426
Other non-current assets	472,753	835,730
Investments in associates	301,342	286,947
Investments in joint ventures	8,447,799	8,506,395
Property, plant and equipment	11,681,575	10,726,448
Intangible assets and goodwill	16,973,610	17,109,439
Total non-current assets	42,590,575	41,700,841
Total assets	55,624,511	50,469,850
Liabilities
Loans, borrowings and debentures	3,903,392	2,404,009
Leases	261,344	472,632
Real estate credit certificates	86,745	105,422
Derivative financial instruments	1,520	40,526
Trade payables	2,433,995	2,032,542
Employee benefits payable	291,080	238,159
Income tax payables	21,146	83,113
Other taxes payable	418,878	261,169
Concessions payables	27,413	27,662
Dividends payable	191,478	93,500
Payables to related parties	328,263	237,081
Deferred revenue	11,529	14,167
Other financial liabilities	382,702	203,303
Other current liabilities	662,835	415,782
Total current liabilities	9,022,320	6,629,067
Loans, borrowings and debentures	17,785,554	15,934,488
Leases	682,794	924,911
Real estate credit certificates		90,323
Preferred shareholders payable in subsidiaries	1,442,679	1,769,427
Derivative financial instruments	113,565	255,318
Trade payables		568
Other taxes payable	161,637	153,776
Provision for legal proceedings	1,348,157	1,268,564
Concessions payables	2,905,921	2,580,144
Post-employment benefits	485,459	441,480
Deferred tax liabilities	3,902,310	3,550,565
Deferred revenue	56,495	62,207
Other non-current liabilities	658,207	799,263
Total non-current liabilities	29,542,778	27,831,034
Total liabilities	38,565,098	34,460,101
Shareholders' equity
Share capital	5,328	5,328
Additional paid-in capital	3,245,543	4,051,591
Accumulated other comprehensive loss	(394,212)	(480,454)
Retained earnings	3,182,098	2,695,998
Equity attributable to:
Owners of the Company	6,038,757	6,272,463
Non-controlling interests	11,020,656	9,737,286
Total shareholders' equity	17,059,413	16,009,749
Total shareholders' equity and liabilities	R$ 55,624,511	R$ 50,469,850